Vessels under construction (Tables)	12 Months Ended
Dec. 31, 2015
Vessels under construction [Abstract]
Vessels under construction rollforward [Table Text Block]
A rollforward of activity within vessels under construction is as follows:

Balance, March 20, 2013 (date of inception)	$—
Installment payments and other capitalized expenses	371,692
Balance, December 31, 2013	$371,692
Installment payments and other	657,974
Capitalized interest	1,600
Transferred to vessels	(67,319)
Transferred to assets held for sale	(97,103)
Balance December 31, 2014	$866,844
Installment payments and other	875,970
Capitalized interest	11,886
Transferred to vessels	(1,001,808)
Transferred to assets held for sale	(464,610)
Balance December 31, 2015	$288,282

Schedule of Vessels under Construction
A summary of our vessels under construction is as follows:

Ultramax Vessels
	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull 1907 - TBN SBI Hera	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
2	Hull 1906 - TBN SBI Zeus	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
3	Hull 1911 - TBN SBI Poseidon	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
4	Hull 1912 - TBN SBI Apollo	Q2-16	60,200	Mitsui Engineering & Shipbuilding Co., Ltd.
5	Hull S-A098 - TBN SBI Achilles	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
6	Hull S-A090 - TBN SBI Hermes	Q1-16	61,000	Imabari Shipbuilding Co., Ltd.
7	Hull NE194 - TBN SBI Hyperion	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
8	Hull NE195 - TBN SBI Tethys	Q2-16	61,000	Nantong COSCO KHI Ship Engineering Co. Ltd.
9	Hull CX0653 - TBN SBI Hercules	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
10	Hull CX0627 - TBN SBI Perseus	Q1-16	64,000	Chengxi Shipyard Co. Ltd.
11	Hull CX0655 - TBN SBI Samson	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
12	Hull CX0613 - TBN SBI Phoebe	Q3-16	64,000	Chengxi Shipyard Co. Ltd.
13	Hull CX0656 - TBN SBI Phoenix	Q2-16	64,000	Chengxi Shipyard Co. Ltd.
	Ultramax NB DWT		804,800

Kamsarmax Vessels
	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull 1092 - TBN SBI Rock	Q1-16	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
2	Hull 1093 - TBN SBI Twist	Q2-16	82,000	Jiangsu Yangzijiang Shipbuilding Co., Ltd.
3	Hull S1229 - TBN SBI Carioca	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
3	Hull S1724A - TBN SBI Sousta	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
4	Hull S1725A - TBN SBI Reggae	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
5	Hull S1726A - TBN SBI Zumba	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
6	Hull S1231 - TBN SBI Macarena	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
7	Hull S1735A - TBN SBI Parapara	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
8	Hull S1736A - TBN SBI Mazurka	Q2-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
9	Hull S1230 - TBN SBI Lambada	Q1-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
10	Hull S1232 - TBN SBI Swing	Q3-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
11	Hull S1233 - TBN SBI Jive	Q3-16	82,000	Hudong-Zhonghua (Group) Co., Ltd.
	Kamsarmax NB DWT		902,000
	Total Newbuild DWT		1,706,800